Consolidated Statement of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2009 Retained Earnings (Accumulated Deficit) New accounting standard for other-than-temporary impairments	Dec. 31, 2009 Retained Earnings (Accumulated Deficit) New accounting standard for acquisition costs
Cumulative effect of change in accounting principle, net of tax				$ 12,000	$ (11,400)
Net gains attributable to redeemable noncontrolling interests	560	73	280
Net income attributable to noncontrolling nonvoting, callable, junior and senior preferred interests held by the Federal Reserve Bank of New York	74	1,800	140
Other comprehensive income attributable to redeemable noncontrolling interests	$ 2	$ 5